Post-retirement benefits - Summary of movement in plan assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (1,551)	$ (2,499)
Settlements	(51)	(5)	$ (1)
Interest	(58)	(79)	(79)
Contributions by employer	257	248	404
Non-investment expenses	(14)	(15)	(17)
Return on plan assets (net of interest on assets)	(1,033)	527	(894)
Arrangements divested	(5)	(10)
Assets transferred to defined contribution section	(3)	0
Currency exchange rate (loss)/gain	(20)	91
Ending balance	(1,730)	(1,551)	(2,499)
Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	13,203	15,257
Settlements	(587)	(294)
Interest	418	434
Contributions by plan participants	23	24
Contributions by employer	257	248
Benefits paid	(862)	(915)
Non-investment expenses	(14)	(15)
Return on plan assets (net of interest on assets)	1,033	(527)
Arrangements divested	0	(161)
Currency exchange rate (loss)/gain	455	(848)
Ending balance	13,923	13,203	$ 15,257
Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(680)
Settlements	(51)
Interest	(22)
Contributions by employer	223
Non-investment expenses	(14)
Arrangements divested	(5)
Currency exchange rate (loss)/gain	(3)
Ending balance	(831)	(680)
Pension benefits [member] | Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	13,203
Settlements	(587)
Interest	418
Contributions by plan participants	23
Contributions by employer	223
Benefits paid	(828)
Non-investment expenses	(14)
Return on plan assets (net of interest on assets)	1,033
Arrangements divested	0
Assets transferred to defined contribution section	(3)
Currency exchange rate (loss)/gain	455
Ending balance	13,923	13,203
Other Benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(871)
Contributions by employer	34
Arrangements divested	0
Currency exchange rate (loss)/gain	(17)
Ending balance	(899)	$ (871)
Other Benefits [member] | Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Contributions by employer	34
Benefits paid	$ (34)